Write-downs and Other Items Net	12 Months Ended
Dec. 31, 2010
Write Downs and Other Items Net [Abstract]
Asset Impairment and Other Charges Net [Text Block]
WRITE-DOWNS AND OTHER ITEMS, NET
Write-downs and other items, net, are comprised of the following:

	Year Ended December 31,
	2010	2009	2008
	(In thousands)
Asset impairments and write-downs	$736	$42,745	$382,506
Acquisition related expenses	3,977	981	—
Hurricane expenses and related items	—	(1,946)	3,015
Write-downs and other charges, net	$4,713	$41,780	$385,521
Asset Impairments and Write-Downs
During the year ended December 31, 2010, asset impairments and write-downs primarily consisted of the write-down of $0.5 million related to our investment in certain bonds.
During the year ended December 31, 2009, asset impairments and write-downs primarily consist of the following:

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Non-cash impairment charge of $13.5 million related to the write-down of our former investment in the Morgans joint venture. For further explanation regarding our 50% investments in and advances to Morgans, see Note 4, Investments in Other Unconsolidated Subsidiaries, Net, and Note 12, Commitments and Contingencies - Commitments - Echelon.

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Non-cash impairment charge of $28.4 million which relates to the write-off of Dania Jai-Alai's goodwill in connection with the January 2009 amendment to the purchase agreement to settle the contingent payment prior to the satisfaction of certain legal conditions (see Note 6, Goodwill).

During the year ended December 31, 2008, asset impairments and write-downs primarily consist of the following:

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Aggregate non-cash impairment charges of $290.2 million to write-down certain portions of our goodwill, intangible assets and other long-lived assets to their fair value. The impairment tests for these assets were principally due to the decline in our stock price that caused our book value to exceed our market capitalization, which was an indication that these assets may not be recoverable. The primary reason for these impairment charges related to the ongoing recession, which caused us to reduce our estimates for projected cash flows, reduced overall industry valuations, and caused an increase in discount rates in the credit and equity markets.

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Non-cash impairment charge of $84.0 million, principally related to the write-off of Dania Jai-Alai's intangible license right, following our decision to indefinitely postpone redevelopment plans to operate slot machines at the facility. Our decision to postpone the development was based on numerous factors, including the introduction of expanded gaming at a nearby Native American casino, the potential for additional casino gaming venues in Florida, and the existing Broward County pari-mutuel casinos performing below our expectations for the market.

Acquisition Related Expenses
During the years ended December 31, 2010 and 2009, we recorded $4.0 million and $1.0 million, respectively, of direct expenses related to evaluating various acquisition opportunities and other business development activities.
Hurricane and Related Items
During the year ended December 31, 2009, we recorded a gain of $2.1 million, net of hurricane related charges, from the recovery and settlement of our business interruption insurance claim related to the closure of Treasure Chest due to the effects of Hurricane Katrina in 2005.